Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment	$ 47,774		$ 47,774		$ 32,949	$ 17,479
Accumulated depreciation	(10,772)		(10,772)		(7,004)	(3,377)
Property and Equipment, net	37,002		37,002		25,945	14,102
Depreciation expense	2,296	$ 1,149	3,740	$ 1,976	4,131	1,185	$ 1,934
Computer equipment and software
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment	19,676		19,676		9,685	5,537
Furniture and fixtures
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment	7,540		7,540		5,891	4,018
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and Equipment	$ 20,558		$ 20,558		$ 17,373	$ 7,924